Property and Equipment, Net - Components of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 7,333	$ 6,055
Less accumulated depreciation and amortization	(2,204)	(1,190)
Property and equipment, net	5,129	4,865
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	1,444	625
Computers, software and related equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	268	218
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	341	338
Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment	342	165
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	4,725	4,709
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 213	$ 0